Schedule of breakdown borrowings (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Term loan #1	$ 2,276,603	$ 2,927,484
Term loan #1 [member]
IfrsStatementLineItems [Line Items]
Term loan #1	$ 2,276,603	$ 2,927,484